Business Acquired - Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed (Parenthetical) (Detail) (SPTS Technologies Group Limited [Member])	0 Months Ended
Aug. 07, 2014
Backlog [Member]
Business Acquisition [Line Items]
Property amortization period	1 year 6 months
Customer Relations and Trade Names [Member]
Business Acquisition [Line Items]
Property amortization period	5 years
Maximum [Member] | Technology and Intellectual Property [Member]
Business Acquisition [Line Items]
Property amortization period	7 years